Summary of Significant Accounting Policies - Additional Information (Detail)		1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 09, 2014	Feb. 28, 2015	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($) Customer Segment	Dec. 31, 2017 CNY (¥) Customer Segment	Dec. 31, 2016 USD ($) Customer	Dec. 31, 2016 CNY (¥) Customer	Dec. 31, 2015 USD ($) Customer	Dec. 31, 2015 CNY (¥) Customer	Dec. 29, 2017
Summary Of Significant Accounting Policies [Line Items]
Charge off threshold for loans considered uncollectible				180 days	180 days
Nonaccrual loan impaired period				90 days	90 days
Payment terms with funding partners, minimum				14 days	14 days
Payment terms with funding partners, maximum				34 months	34 months
Impairment loss recognized for intangible assets				$ 0		$ 0		$ 0
Legal obligation for employee benefits				0
Defined contribution plan expensed incurred			¥ 14,510,236	5,380,088	¥ 35,004,467		¥ 16,070,410
Advertising costs				6,681,263	43,470,301		67,258,213		¥ 56,366,748
Government grants, cash subsidies				19,643	127,800		0		730,000
Refunds for the value-added taxes paid				7,792,809	50,702,352		14,646,251
Refunds for the corporate income taxes paid				5,061,237	32,929,930		12,123,338
VAT incurred				$ 43,125,334	¥ 280,586,358		¥ 107,065,470		¥ 16,750,495
Number of reportable segments | Segment				1	1
RMB/US$1.00 exchange rate										6.5063
Computer Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Research and development costs capitalized				$ 0
Beijing Happy Time [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate	3.00%	6.00%
Beijing Happy Fenqi [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate		3.00%
Sales Revenue, Net [Member] | Concentration of Credit Risk [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of borrower represents 10% or more | Customer				0	0	0	0	0	0
Loan Receivable and Financing Service Fee Receivable [Member] | Concentration of Credit Risk [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of borrower represents 10% or more | Customer				0	0	0	0	0	0
Minimum [Member] | Computer Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Amortizable period of intangible assets				1 year	1 year
Maximum [Member] | Computer Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Amortizable period of intangible assets				10 years	10 years
Accounting Standards Update 2014-09 [Member]
Summary Of Significant Accounting Policies [Line Items]
Impact of revenue due to adoption of new standard				$ 18,000,000	¥ 118,000,000